New Accounting Pronouncements - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Delinquent period in which recognition of income on loans is suspended	120 days
Minimum period of delinquency reported on receivables past due date	30 days
Finance, interest and other income	$ 473	$ 495	[1]
Other, net	251	263	[1]
Financial Services [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Finance, interest and other income	502	512
Other, net	171	196
ASU 2014-09, Revenue from Contracts with Customers (ASC 606)
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Preliminary impact of adopting the new standard on the net equity	$ 122
Adjustment Due to Adoption of New Accounting Pronouncements [Member] | Financial Services [Member] | Adjustment Due to Adoption of New Accounting Pronouncements [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Finance, interest and other income		116
Other, net		$ 116

[1]	2017 figures have been recast following the retrospective adoption, on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).